Accounts Receivables and Payables (Details) - Schedule of Account Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Account Payables [Abstract]
Payables to suppliers	$ 2,796,376	$ 3,226,160
Payables to customs tax authority		347,624
Total	$ 2,796,376	$ 3,573,784